SUMMARY OF DISAGGREGATION OF REVENUE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue	$ 2,712,300	$ 1,009,949
Professional Services Revenue [Member]
Revenue	1,111,353	935,214
Sale of Goods [Member]
Revenue	973,485
Software Solution Revenue [Member]
Revenue	$ 627,462	$ 74,735